Directors' and prescribed officers' remuneration - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	R 775,046	R 248,176	R 182,184
Non executive directors
Disclosure of transactions between related parties [line items]
Directors fees	20,172
Committee fees	13,901
Expense allowance	4,540
Total	38,613	35,299	29,017
Timothy Cumming
Disclosure of transactions between related parties [line items]
Directors fees	1,288
Committee fees	1,114
Expense allowance	111
Total	2,513	2,594	2,535
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	0	488	2,229
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Directors fees	3,688
Committee fees	888
Expense allowance	818
Total	5,394	5,432	3,371
Richard Menell
Disclosure of transactions between related parties [line items]
Directors fees	1,244
Committee fees	1,248
Expense allowance	171
Total	2,663	2,710	3,610
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	0	660	1,927
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors fees	1,244
Committee fees	1,660
Expense allowance	0
Total	2,904	3,336	2,655
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	0	835	2,037
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Directors fees	1,244
Committee fees	989
Expense allowance	0
Total	2,233	2,201	1,994
Vincent Maphai
Disclosure of transactions between related parties [line items]
Directors fees	3,757
Committee fees	460
Expense allowance	9
Total	4,226	3,872	3,714
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Directors fees	1,566
Committee fees	1,864
Expense allowance	1,399
Total	4,829	4,201	2,799
Sindiswa Zilwa
Disclosure of transactions between related parties [line items]
Directors fees	1,244
Committee fees	1,034
Expense allowance	0
Total	2,278	2,354	2,146
Philipe Boisseau
Disclosure of transactions between related parties [line items]
Directors fees	1,586
Committee fees	1,657
Expense allowance	954
Total	4,197	2,490	0
Peter Hancock
Disclosure of transactions between related parties [line items]
Directors fees	1,601
Committee fees	1,697
Expense allowance	930
Total	4,228	3,451	0
Terence Nombembe
Disclosure of transactions between related parties [line items]
Directors fees	1,288
Committee fees	1,121
Expense allowance	148
Total	2,557	675	0
Lindiwe Mthimunye
Disclosure of transactions between related parties [line items]
Directors fees	422
Committee fees	169
Expense allowance	0
Total	R 591	R 0	R 0